FAIR VALUE MEASUREMENTS (NARRATIVE) (Details)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair value of level 3 fixed maturity securities valued using broker quotes, percentage	26.00%
Available for sale fixed maturities classified as level 3, investment grade, percent	85.00%
Available for Sale Maturities with Significant Unobservable Inputs, Corporate Securities, Percent	79.00%